Vessels, net - Additional Information (Detail) $ in Thousands	Jun. 10, 2021 USD ($)	Jun. 30, 2021 USD ($) Vessels	Dec. 31, 2020 USD ($) Vessels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 527	$ 502
Variable Interest Entities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost		83,500	82,900
Property, plant and equipment, net		70,900	71,000
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost		1,167,000	1,084,000
Property, plant and equipment, net		$ 895,000	$ 839,000
Number of vessels contracted | Vessels		20	19
Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost		$ 2,088,975	$ 2,102,167
Property, plant and equipment, net		1,512,138	1,545,688
Vessels [Member] | Vessels In Operation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost		2,045,836	2,062,513
Property, plant and equipment, net		1,486,982	1,526,077
Write down on property plant and equipment	$ 5,400
Property plant and equipment damages not recoverable	$ 100
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 1,331,000	$ 1,359,000